Guarantees, Commitments and Pledged Assets - Summary of Carrying Value of Pledged Assets and Details of Related Activities (Detail) - CAD ($) $ in Millions		Oct. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged		$ 254,502	$ 252,470
Obligations related to securities sold under repurchase agreements	[1]	122,552	100,083
Total	[2]	377,054	352,553
Bank of Canada [member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged	[3]	168	184
Foreign governments and central banks [member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged	[3]	2,015	2,589
Clearing system payment systems and depositories [member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged	[3]	1,628	1,345
Exchange traded derivative transactions [member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged		8,972	6,105
Over The Counter Derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged		29,658	16,018
Securities borrowing and lending [member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged		133,363	160,794
Covered bonds [member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged	[4]	51,446	34,683
Securitization [member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged		1,397	2,680
Canada mortgage housing corporation program [member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged		24,886	26,932
Other assets [member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged		$ 969	$ 1,140

[1]	Includes the Bank of Canada term repo program.
[2]	Includes assets that have been received from counterparties through normal course of business in securities financing and derivative transactions.
[3]	Includes assets pledged in order to participate in clearing and payment systems and depositories, or pledged to have access to the facilities of central banks in foreign jurisdictions.
[4]	Excludes mortgages related to covered bonds held by the Bank or pledged to the Bank of Canada as part of its term repo program.